Annual Fund Operating Expenses - Putnam Multi-Asset Income Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.66%	[2]
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	0.44%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%	[2]
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	0.60%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.70%	[2]
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	0.48%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%	[2]
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	0.85%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.31%	[2]
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	1.09%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.82%	[2]
Fee Waiver or Reimbursement	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	1.60%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.81%	[2]
Fee Waiver or Reimbursement	(0.23%)	[3]
Net Expenses (as a percentage of Assets)	0.58%

[1]	The Investment Manager, as defined below, has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid by the Cayman Islands-based company that is wholly owned by the fund (“Subsidiary”). This waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[3]	The Investment Manager has contractually agreed to waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plans, payments under the fund’s investor servicing contract, brokerage, interest, taxes, investment-related expenses (including borrowing costs, i.e., short selling and lines of credit costs), extraordinary expenses, and acquired fund fees and expenses) so that the total annual fund operating expenses will not exceed 0.40% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to December 31, 2026 without approval of the Board of Trustees.